BIOLOGICAL ASSETS AND INVENTORY	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about biological assets [abstract]
BIOLOGICAL ASSETS AND INVENTORY
9.	BIOLOGICAL ASSETS AND INVENTORY

The Company values its biological assets at the end of each reporting period at fair value less costs to sell. This is determined using a valuation model to estimate the expected harvest yield per plant applied to the estimated price per gram less processing and selling costs. This model also considers the progress in the plant life cycle and the fail rate at each respective stage.

Management has made the following estimates in this valuation model:

•	The average number of weeks in the growing cycle is 18 weeks from propagation to harvest;
•	The average harvest yield of whole flower is 217 grams per plant; and
•	The average selling price, which is determined by estimating the wholesale value of cannabis on a state-by-state basis, is $10 per gram.

The estimates of growing cycle, harvest yield, and costs per gram are based on the Company's historical results.

These inputs are level 3 on the fair value hierarchy, and are subject to volatility and several uncontrollable factors, which could significantly affect the fair value of biological assets in future periods. The sensitivity of the fair value of biological assets to a 10% change in each input is as follows:

•	A 10% increase in the length of the average grow cycle would result in a $168 decline in fair value.
•	A 10% decrease in the average harvest yield per plant would result in a $914 decline in fair value.
•	A 10% decrease in average selling price would result in a $2,423 decline in fair value.

As at December 31, 2018, the biological assets were on average, 46% complete and would yield approximately 2,347 pounds of cannabis. There were no biological assets as at December 31, 2017.

A reconciliation of the beginning and ending balances of biological assets is as follows:

Amount
December 31, 2017	$—
Production cost capitalized	3,995
Depreciation cost capitalized	724
Biological assets acquired	1,162
Changes in fair value less costs to sell due to biological transformation	19,349
Transferred to inventory upon harvest	(16,790)
December 31, 2018	$8,440

As at December 31, 2018 and December 31, 2017 inventory consists of:

	December 31, 2018	December 31, 2017
Retail inventory	$1,101	$421
Cultivation inventory	16,047	—
Supplies & other	508	42
Total	$17,656	$463

During the years ended December 31, 2018 and 2017, the Company recognized $15,061 and $4,767, respectively, of inventory expensed to cost of goods sold, which includes $2,110 and $0, respectively, of non-cash expense relating to the changes in fair value of inventory sold.